Consolidated schedule of investments
Delaware Ivy VIP Asset Strategy
March 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.16%
Fannie Mae REMICs
Series 2015-18 NS 1.275% (6.12% minus LIBOR01M, Cap 6.12%) 4/25/45 Σ, •	1,033,453	$ 126,522
Series 2015-37 SB 0.775% (5.62% minus LIBOR01M, Cap 5.62%) 6/25/45 Σ, •	2,167,868	203,125
Series 2016-48 US 1.255% (6.10% minus LIBOR01M, Cap 6.10%) 8/25/46 Σ, •	2,530,716	211,241
Series 2017-33 AI 4.50% 5/25/47 Σ	1,038,989	153,034
Series 2019-13 IP 5.00% 3/25/49 Σ	700,053	139,100
Series 4740 SB 1.466% (6.15% minus LIBOR01M, Cap 6.15%) 11/15/47 Σ, •	1,056,302	119,411
Total Agency Collateralized Mortgage Obligations (cost $1,510,697)		952,433

Agency Commercial Mortgage-Backed Securities — 0.79%
Fannie Mae Series 2017-M2 A2 2.815% 2/25/27 •	1,298,890	1,235,909
Freddie Mac Multifamily Structured Pass Through Certificates
Series K103 X1 0.639% 11/25/29 •	2,018,513	70,236
Series K115 X1 1.326% 6/25/30 •	1,791,892	135,092
FREMF Mortgage Trust
Series 2016-K60 B 144A 3.543% 12/25/49 #, •	2,751,000	2,589,534
Series 2018-K73 B 144A 3.855% 2/25/51 #, •	600,000	561,770
Total Agency Commercial Mortgage-Backed Securities (cost $5,178,000)		4,592,541

Agency Mortgage-Backed Securities — 9.08%
Fannie Mae S.F. 15 yr 2.50% 4/1/36	2,054,488	1,911,596
Fannie Mae S.F. 30 yr
2.00% 4/1/51	3,891,777	3,226,300
2.00% 10/1/51	3,310,478	2,741,955
2.50% 7/1/50	3,669,383	3,174,371
3.00% 8/1/50	744,763	673,717
3.00% 12/1/51	990,923	896,707
3.00% 2/1/52	2,145,564	1,933,272
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.50% 6/1/52	6,455,741	$ 5,999,082
4.00% 3/1/47	1,816,665	1,771,213
4.00% 5/1/51	98,408	95,214
4.50% 9/1/52	1,245,188	1,221,476
4.50% 10/1/52	1,895,144	1,856,722
5.00% 6/1/52	919,699	917,554
5.00% 9/1/52	1,933,069	1,927,742
5.50% 10/1/52	1,294,534	1,313,122
5.50% 11/1/52	902,379	919,897
5.50% 12/1/52	1,007,293	1,017,421
5.50% 3/1/53	2,334,896	2,358,373
6.00% 12/1/52	1,292,962	1,320,969
Freddie Mac S.F. 20 yr
2.50% 2/1/42	930,471	824,337
3.00% 3/1/37	758,279	710,673
Freddie Mac S.F. 30 yr
2.00% 3/1/52	1,553,167	1,284,753
2.50% 1/1/51	1,088,416	951,096
2.50% 1/1/52	1,504,158	1,301,362
3.00% 1/1/52	3,035,991	2,727,983
3.50% 6/1/47	1,489,857	1,406,563
4.00% 8/1/52	951,144	914,970
4.00% 9/1/52	1,295,020	1,241,382
4.50% 9/1/52	1,542,806	1,513,253
5.00% 7/1/52	1,169,834	1,168,325
5.50% 9/1/52	1,006,925	1,024,721
5.50% 11/1/52	783,793	794,994
5.50% 3/1/53	371,000	379,518
GNMA II S.F. 30 yr
3.00% 12/20/51	514,856	469,865
5.00% 9/20/52	721,324	722,629
Total Agency Mortgage-Backed Securities (cost $54,564,812)		52,713,127

Corporate Bonds — 11.03%
Banking — 2.28%
Bank of America
4.375% 1/27/27 μ, ψ	45,000	38,369
5.015% 7/22/33 μ	445,000	440,446
6.204% 11/10/28 μ	290,000	303,421
Bank of New York Mellon
5.802% 10/25/28 μ	179,000	186,642
5.834% 10/25/33 μ	375,000	400,801

Barclays 7.385% 11/2/28 μ	200,000	212,169
BPCE 144A 5.125% 1/18/28 #	250,000	247,916
NQ-IV090 [3/23] 5/23 (2926095)    1

Consolidated schedule of investments
Delaware Ivy VIP Asset Strategy   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Citigroup
1.122% 1/28/27 μ	2,500,000	$ 2,230,317
3.07% 2/24/28 μ	115,000	107,031
5.61% 9/29/26 μ	100,000	100,813

Citizens Bank 6.064% 10/24/25 μ	750,000	706,244
Credit Agricole 144A 5.301% 7/12/28 #	250,000	253,637
Deutsche Bank
3.729% 1/14/32 μ	248,000	185,163
3.742% 1/7/33 μ	200,000	144,877
6.72% 1/18/29 μ	185,000	183,856

Fifth Third Bancorp 6.361% 10/27/28 μ	627,000	631,722
Fifth Third Bank 5.852% 10/27/25 μ	250,000	246,594
Goldman Sachs Group
1.542% 9/10/27 μ	570,000	501,905
3.102% 2/24/33 μ	45,000	38,679
Huntington National Bank
4.552% 5/17/28 μ	255,000	240,639
5.65% 1/10/30	250,000	239,764

JPMorgan Chase & Co. 1.953% 2/4/32 μ	165,000	132,847
KeyBank
5.00% 1/26/33	470,000	437,097
5.85% 11/15/27	80,000	78,733

KeyCorp 4.789% 6/1/33 μ	207,000	185,525
Morgan Stanley
1.928% 4/28/32 μ	625,000	492,089
2.484% 9/16/36 μ	1,470,000	1,117,712
6.138% 10/16/26 μ	135,000	137,668
6.296% 10/18/28 μ	224,000	235,740
6.342% 10/18/33 μ	110,000	120,237

PNC Financial Services Group 5.671% 10/28/25 μ	195,000	195,242
Popular 7.25% 3/13/28	130,000	128,731
State Street
2.203% 2/7/28 μ	140,000	127,575
5.751% 11/4/26 μ	45,000	45,896
5.82% 11/4/28 μ	30,000	31,318

SVB Financial Group 4.57% 4/29/33 μ, ‡	387,000	224,808
Toronto-Dominion Bank 4.108% 6/8/27	495,000	479,730
Truist Financial 6.123% 10/28/33 μ	117,000	122,861
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
US Bancorp
2.491% 11/3/36 μ	1,245,000	$ 961,911
4.653% 2/1/29 μ	107,000	104,672
4.839% 2/1/34 μ	120,000	116,509
5.727% 10/21/26 μ	135,000	135,710
		13,253,616
Basic Industry — 0.26%
Celanese US Holdings 6.05% 3/15/25	400,000	402,575
Newmont 2.60% 7/15/32	75,000	62,815
Nutrien 4.90% 3/27/28	70,000	70,032
Sherwin-Williams 2.90% 3/15/52	710,000	457,585
Suzano Austria 2.50% 9/15/28	600,000	511,206
		1,504,213
Brokerage — 0.08%
Jefferies Financial Group 2.625% 10/15/31	630,000	482,050
		482,050
Capital Goods — 0.43%
Aeropuerto Internacional de Tocumen 144A 4.00% 8/11/41 #	500,000	399,701
Boeing
4.875% 5/1/25	393,000	392,394
5.805% 5/1/50	429,000	432,456

Eaton 4.15% 3/15/33	115,000	111,310
Lockheed Martin 3.90% 6/15/32	145,000	141,124
Standard Industries 144A 4.375% 7/15/30 #	1,173,000	1,021,836
		2,498,821
Communications — 1.74%
AT&T
2.25% 2/1/32	1,500,000	1,226,925
3.65% 6/1/51	2,653,000	2,012,511

Charter Communications Operating 3.85% 4/1/61	1,625,000	1,015,232
Comcast 1.50% 2/15/31	2,000,000	1,606,939
Crown Castle
1.05% 7/15/26	490,000	432,048
2.10% 4/1/31	555,000	453,805

Empresa Nacional de Telecomunicaciones 144A 3.05% 9/14/32 #	500,000	397,323
Frontier Communications Holdings 144A 5.00% 5/1/28 #	325,000	282,386
Verizon Communications
1.50% 9/18/30	3,000,000	2,430,484
2.875% 11/20/50	135,000	89,929

2    NQ-IV090 [3/23] 5/23 (2926095)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)

Warnermedia Holdings 144A 5.141% 3/15/52 #	175,000	$ 141,986
		10,089,568
Consumer Cyclical — 0.78%
Alibaba Group Holding 2.125% 2/9/31	500,000	414,026
Amazon.com
1.50% 6/3/30	654,000	543,990
2.50% 6/3/50	753,000	511,026
3.60% 4/13/32	170,000	161,592

Aptiv 3.10% 12/1/51	595,000	377,877
Carnival 144A 4.00% 8/1/28 #	550,000	474,031
Home Depot 1.875% 9/15/31	1,000,000	828,022
Sands China 2.80% 3/8/27	1,000,000	858,734
VICI Properties 4.95% 2/15/30	370,000	347,570
		4,516,868
Consumer Non-Cyclical — 1.10%
AbbVie 3.20% 11/21/29	2,000,000	1,856,813
Amgen
5.15% 3/2/28	90,000	91,940
5.25% 3/2/30	110,000	112,544
5.25% 3/2/33	218,000	224,092
5.65% 3/2/53	80,000	83,337
CVS Health
1.30% 8/21/27	2,000,000	1,742,477
2.70% 8/21/40	655,000	469,097
4.78% 3/25/38	215,000	205,109
DaVita
144A 3.75% 2/15/31 #	125,000	98,715
144A 4.625% 6/1/30 #	230,000	196,535
GE HealthCare Technologies
144A 5.60% 11/15/25 #	115,000	116,455
144A 5.65% 11/15/27 #	115,000	118,932

JBS USA Lux 144A 3.00% 2/2/29 #	225,000	192,246
Nestle Holdings 144A 1.875% 9/14/31 #	1,000,000	835,583
Zoetis 5.40% 11/14/25	65,000	66,132
		6,410,007
Consumer Staples — 0.11%
COTA Series D 144A 4.896% 10/2/23 <<, =	3,642,397	637,420
		637,420
Electric — 1.22%
AEP Transmission 5.40% 3/15/53	50,000	52,161
Appalachian Power 4.50% 8/1/32	540,000	518,782
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Berkshire Hathaway Energy 2.85% 5/15/51	160,000	$ 110,208
Comision Federal de Electricidad 144A 3.875% 7/26/33 #	500,000	382,238
Duke Energy Carolinas 4.95% 1/15/33	115,000	118,254
Exelon 5.30% 3/15/33	95,000	96,742
Fells Point Funding Trust 144A 3.046% 1/31/27 #	115,000	106,800
Indianapolis Power & Light 144A 5.65% 12/1/32 #	170,000	178,769
National Rural Utilities Cooperative Finance 5.80% 1/15/33	30,000	31,978
Nevada Power 5.90% 5/1/53	260,000	289,061
NextEra Energy Capital Holdings 3.00% 1/15/52	170,000	114,781
NRG Energy
144A 2.00% 12/2/25 #	1,100,000	991,618
144A 2.45% 12/2/27 #	110,000	94,197

Pacific Gas & Electric 3.00% 6/15/28	1,154,000	1,025,434
PacifiCorp 5.35% 12/1/53	90,000	92,305
Public Service of Colorado 5.25% 4/1/53	120,000	122,418
Southern 5.70% 10/15/32	205,000	215,790
Virginia Electric and Power 2.45% 12/15/50	2,500,000	1,543,222
Vistra Operations 144A 5.125% 5/13/25 #	1,000,000	975,705
		7,060,463
Energy — 0.52%
BP Capital Markets America
2.721% 1/12/32	215,000	187,568
2.939% 6/4/51	555,000	385,627
4.812% 2/13/33	105,000	106,654

Diamondback Energy 4.25% 3/15/52	245,000	192,626
Enbridge 5.70% 3/8/33	70,000	72,852
Energy Transfer 5.75% 2/15/33	38,000	38,960
Enterprise Products Operating
3.30% 2/15/53	670,000	485,918
5.35% 1/31/33	45,000	46,660

Galaxy Pipeline Assets Bidco 144A 2.625% 3/31/36 #	500,000	411,900
Kinder Morgan 5.20% 6/1/33	155,000	154,110
Targa Resources Partners 5.00% 1/15/28	700,000	677,509

NQ-IV090 [3/23] 5/23 (2926095)    3

Consolidated schedule of investments
Delaware Ivy VIP Asset Strategy   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

Valero Energy 3.65% 12/1/51	318,000	$ 231,426
		2,991,810
Finance Companies — 0.63%
AerCap Ireland Capital DAC 2.45% 10/29/26	2,500,000	2,246,882
Air Lease
2.875% 1/15/32	440,000	363,851
4.125% 12/15/26 μ, ψ	605,000	412,913
5.85% 12/15/27	115,000	115,708
Aviation Capital Group
144A 3.50% 11/1/27 #	495,000	442,540
144A 6.25% 4/15/28 #	45,000	45,069
		3,626,963
Insurance — 0.65%
AIA Group 144A 3.375% 4/7/30 #	540,000	496,969
American International Group 5.125% 3/27/33	345,000	343,142
Aon 5.00% 9/12/32	635,000	638,339
Athene Holding
3.45% 5/15/52	385,000	244,087
3.95% 5/25/51	175,000	120,735

Berkshire Hathaway Finance 3.85% 3/15/52	555,000	465,767
Elevance Health 5.125% 2/15/53	55,000	54,840
Humana 5.75% 3/1/28	57,000	59,241
UnitedHealth Group
4.50% 4/15/33	700,000	696,284
5.05% 4/15/53	665,000	673,070
		3,792,474
Natural Gas — 0.11%
Atmos Energy
2.85% 2/15/52	150,000	102,129
5.75% 10/15/52	270,000	295,037

Southern Co. Gas Capital 5.15% 9/15/32	231,000	233,130
		630,296
Real Estate Investment Trusts — 0.01%
American Homes 4 Rent 3.625% 4/15/32	85,000	73,723
		73,723
Technology — 1.06%
Apple
2.40% 8/20/50	878,000	589,661
2.65% 2/8/51	2,000,000	1,403,427

Autodesk 2.40% 12/15/31	165,000	137,325
Broadcom 144A 1.95% 2/15/28 #	1,500,000	1,305,685
CDW 3.276% 12/1/28	555,000	489,940
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)

Entegris Escrow 144A 4.75% 4/15/29 #	150,000	$ 141,947
Iron Mountain 144A 5.25% 7/15/30 #	290,000	261,762
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #	895,000	769,415
Micron Technology 6.75% 11/1/29	50,000	53,141
Oracle
4.65% 5/6/30	70,000	68,182
5.55% 2/6/53	315,000	300,290
6.15% 11/9/29	95,000	101,232

PayPal Holdings 3.90% 6/1/27	40,000	39,330
Workday
3.50% 4/1/27	20,000	19,149
3.70% 4/1/29	45,000	42,224
3.80% 4/1/32	465,000	426,745
		6,149,455
Transportation — 0.05%
American Airlines 144A 5.50% 4/20/26 #	65,656	64,694
Burlington Northern Santa Fe
2.875% 6/15/52	135,000	94,737
4.45% 1/15/53	145,000	135,918
		295,349
Total Corporate Bonds (cost $74,383,048)		64,013,096

Non-Agency Commercial Mortgage-Backed Securities — 2.08%
BANK
Series 2019-BN21 A5 2.851% 10/17/52	1,465,000	1,270,317
Series 2020-BN25 A5 2.649% 1/15/63	1,000,000	854,042

BBCMS Mortgage Trust Series 2020-C7 A5 2.037% 4/15/53	2,000,000	1,635,956
Benchmark Mortgage Trust
Series 2020-B18 A5 1.925% 7/15/53	2,000,000	1,600,965
Series 2021-B24 A5 2.584% 3/15/54	2,000,000	1,646,500
Series 2021-B25 A5 2.577% 4/15/54	2,000,000	1,651,409

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	2,000,000	1,746,264

4    NQ-IV090 [3/23] 5/23 (2926095)

(Unaudited)
	Principalamount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

GS Mortgage Securities Trust Series 2020-GC47 A5 2.377% 5/12/53	2,000,000	$ 1,655,891
Total Non-Agency Commercial Mortgage-Backed Securities (cost $12,383,076)		12,061,344

Sovereign Bonds — 0.14%Δ
Mexico — 0.07%
Mexico Government International Bond 5.00% 4/27/51	500,000	430,220
		430,220
Peru — 0.07%
Peruvian Government International Bond 3.00% 1/15/34	500,000	409,133
		409,133
Total Sovereign Bonds (cost $1,077,838)		839,353

US Treasury Obligations — 8.82%
US Treasury Bonds
2.25% 2/15/52	5,000	3,731
2.375% 2/15/42	5,290,000	4,256,900
3.00% 2/15/49	1,235,000	1,081,976
3.625% 2/15/53	2,900,000	2,879,836
3.875% 2/15/43	1,860,000	1,877,002
4.375% 2/15/38	2,755,000	3,019,900
US Treasury Floating Rate Notes
4.871% (USBMMY3M + 0.14%) 10/31/24 •	20,380,000	20,378,716
4.931% (USBMMY3M + 0.20%) 1/31/25 •	4,025,000	4,027,736
US Treasury Notes
3.50% 1/31/30	1,905,000	1,897,559
3.625% 3/31/28	3,630,000	3,636,239
3.625% 3/31/30	50,000	50,242
4.00% 2/15/26	1,590,000	1,596,770
4.25% 10/15/25	6,095,000	6,143,331
4.375% 10/31/24	325,000	325,438
4.625% 3/15/26	40,000	40,914
Total US Treasury Obligations (cost $51,800,626)		51,216,290
Number of shares
Common Stocks — 57.93%
Communication Services — 3.89%
Deutsche Telekom	318,839	7,726,201
	Number of shares	Value (US $)
Common Stocks (continued)
Communication Services (continued)
Pinterest Class A †	206,415	$ 5,628,937
Tencent Holdings	114,900	5,615,085
T-Mobile US †	24,784	3,589,715
		22,559,938
Consumer Discretionary — 6.87%
Amazon.com †	53,727	5,549,462
Aptiv †	52,444	5,883,692
Burlington Stores †	21,562	4,357,680
Darden Restaurants	34,964	5,425,014
Ferrari	19,540	5,295,023
H World Group ADR †	104,424	5,114,688
LVMH Moet Hennessy Louis Vuitton	4,376	4,016,768
Media Group Holdings Series H <<, †	31,963	0
Media Group Holdings Series T <<	4,006	0
Meituan Class B #, †	9,630	174,710
Skechers USA Class A †	85,326	4,054,692
		39,871,729
Consumer Staples — 4.59%
Asahi Group Holdings	110,000	4,093,984
Casey's General Stores	14,351	3,106,417
China Mengniu Dairy	1,377,313	5,646,223
COTA Series B <<, =	26	0
Procter & Gamble	46,273	6,880,332
Reckitt Benckiser Group	91,246	6,941,771
		26,668,727
Energy — 3.60%
Canadian Natural Resources	137,374	7,603,651
ConocoPhillips	65,220	6,470,476
Schlumberger	31,530	1,548,123
Shell	93,403	2,676,097
TotalEnergies	43,927	2,590,100
		20,888,447
Financials — 6.60%
AGNC Investment	443,397	4,469,442
BNP Paribas	93,308	5,572,128
ICICI Bank	336,483	3,595,807
Intercontinental Exchange	35,837	3,737,441
Mitsubishi UFJ Financial Group	733,100	4,698,195
Morgan Stanley	54,257	4,763,764
ORIX	190,397	3,139,269
Prudential	360,338	4,933,617
State Bank of India	538,536	3,442,614
		38,352,277

NQ-IV090 [3/23] 5/23 (2926095)    5

Consolidated schedule of investments
Delaware Ivy VIP Asset Strategy   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare — 9.63%
Abbott Laboratories	40,537	$ 4,104,777
AstraZeneca	41,002	5,681,005
Bayer	87,060	5,561,533
Danaher	19,450	4,902,178
Eli Lilly & Co.	12,874	4,421,189
Genmab †	16,284	6,155,438
Regeneron Pharmaceuticals †	8,554	7,028,565
Thermo Fisher Scientific	7,006	4,038,048
UnitedHealth Group	15,474	7,312,858
Vertex Pharmaceuticals †	21,224	6,687,046
		55,892,637
Industrials — 7.20%
Airbus	54,711	7,307,613
Generac Holdings †	29,261	3,160,481
Ingersoll Rand	82,861	4,820,853
Larsen & Toubro	200,992	5,305,447
Raytheon Technologies	66,329	6,495,599
Thales	35,359	5,227,717
Union Pacific	24,508	4,932,480
Vinci	39,784	4,560,935
		41,811,125
Information Technology — 13.65%
Ambarella †	40,662	3,148,052
Apple	27,854	4,593,125
Autodesk †	19,613	4,082,642
Check Point Software Technologies †	48,461	6,299,930
Intuit	14,722	6,563,509
KLA	7,663	3,058,840
Mastercard Class A	22,545	8,193,078
Microchip Technology	44,464	3,725,194
Microsoft	41,479	11,958,396
NVIDIA	18,127	5,035,137
PayPal Holdings †	60,946	4,628,239
Seagate Technology Holdings	90,436	5,979,628
Taiwan Semiconductor Manufacturing	365,450	6,404,373
VeriSign †	26,405	5,580,169
		79,250,312
Materials — 0.54%
Barrick Gold	169,056	3,139,370
		3,139,370
Utilities — 1.36%
NTPC	1,647,372	3,517,047
	Number of shares	Value (US $)
Common Stocks (continued)
Utilities (continued)
RWE	102,173	$ 4,396,339
		7,913,386
Total Common Stocks (cost $336,323,476)		336,347,948

Exchange-Traded Funds — 3.05%
iShares 0-5 Year High Yield Corporate Bond ETF	205,191	8,552,361
Vanguard Russell 2000 ETF	127,023	9,155,818
Total Exchange-Traded Funds (cost $18,162,223)		17,708,179
	Troy Ounces
Bullion — 4.91%
Gold	14,463	28,504,637
Total Bullion (cost $17,562,017)		28,504,637
	Notional amount*
Options Purchased — 0.02%
Put Swaptions — 0.02%
CDX.NA.HY.39.V1 5 yr strike price $100.50, expiration date 5/17/23 (MS)	10,900,000	140,465
Total Options Purchased (cost $147,150)		140,465
	Number of shares
Short-Term Investments — 2.35%
Money Market Mutual Funds — 2.35%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	3,413,342	3,413,342
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	3,413,342	3,413,342
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	3,413,342	3,413,342

6    NQ-IV090 [3/23] 5/23 (2926095)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	3,413,342	$ 3,413,342
Total Short-Term Investments (cost $13,653,368)		13,653,368
Total Value of Securities Before Options Written—100.36% (cost $586,746,331)		582,742,781
	Notional amount*
Options Written — (0.01%)
Put Swaptions — (0.01%)
CDX.NA.HY.39.V1 5 yr strike price $96.50, expiration date 5/17/23 (MS)	(10,900,000)	(43,718)
CDX.NA.HY.39.V1 5 yr strike price $98.50, expiration date 5/17/23 (MS)	(5,700,000)	(40,267)
Total Options Written (premium received $108,870)		(83,985)

Liabilities Net of Receivables and Other Assets—(0.35%)★		(2,020,988)
Net Assets Applicable to 70,772,705 Shares Outstanding—100.00%		$580,637,808
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2023, the aggregate value of Rule 144A securities was $14,772,604, which represents 2.65% of the Portfolio's net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
<<	Affiliated company.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
*	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
★	Includes $478,830 cash collateral held at broker for futures contracts as of March 31, 2023.

 The following futures contracts and swap contracts were outstanding at March 31, 2023:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
134	US Treasury 5 yr Notes	$14,674,047	$14,586,115	6/30/23	$87,932	$30,359
72	US Treasury 10 yr Notes	8,274,375	8,023,346	6/21/23	251,029	24,750
7	US Treasury Ultra Bonds	987,875	940,042	6/21/23	47,833	9,406
Total Futures Contracts			$23,549,503		$386,794	$64,515

NQ-IV090 [3/23] 5/23 (2926095)    7

Consolidated schedule of investments
Delaware Ivy VIP Asset Strategy   (Unaudited)
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Sold/Moody's Ratings:
CDX.NA.HY.39.V1[4] 12/20/27- Quarterly	1,900,000	5.000%	$22,232	$(22,483)	$44,715	$(1,530)
Total CDS Contracts			$22,232	$(22,483)	$44,715	$(1,530)
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the consolidated schedule of investments. The notional amounts presented above represent the Portfolio's total exposure in such contracts, whereas only the variation margin isreflected in the Portfolio's net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $1,322.
[4]	Markit’s North America High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade is in the CDS market.
Summary of abbreviations:
ADR – American Depositary Receipt
Summary of abbreviations: (continued)
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MS – Morgan Stanley
S.F. – Single Family
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
Summary of currencies:
USD – US Dollar

8    NQ-IV090 [3/23] 5/23 (2926095)